Share-Based Compensation Plan - Schedule of Number and Weighted Average Exercise Price of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 R$ / shares	Dec. 31, 2023 R$ / shares	Dec. 31, 2022 R$ / shares
Share-Based Compensation Plan [Abstract]
Weighted Average Exercise Price, Outstanding at beginning	R$ 2.32	R$ 1.91	R$ 1.07
Number of Options, Outstanding at beginning	1,949,796	13,401,980	14,114,763
Weighted Average Exercise Price, Exercisable at the end of the year	R$ 2.32	R$ 2.32	R$ 0.5
Number of Options, Exercisable at the end of the year	1,365,781	1,631,370	2,250,000
Weighted Average Exercise Price, Granted during the year	R$ 2.32	R$ 2.32	R$ 2.32
Number of Options, Granted during the year			10,401,980
Weighted Average Exercise Price, Forfeited/canceled during the year	R$ 2.32	R$ 2.32	R$ 1.22
Number of Options, Forfeited/canceled during the year	(529,136)		(11,114,763)
Exercised	R$ 2.32
Exercised	(627)
Number of Options, Conversion of stock option subject to conversion ratio(i)		1,949,796
Weighted Average Exercise Price, Outstanding at ending	R$ 2.32	R$ 2.32	R$ 1.91
Number of Options, Outstanding at ending	1,420,034	1,949,796	13,401,980